Intangible assets - Other intangible assets (Details) - GBP (£)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Intangible assets
Intangible assets and goodwill	£ 1,002,790,000	£ 966,457,000	£ 946,014,000	£ 837,564,000
Cost / gross value
Intangible assets
Intangible assets and goodwill	1,647,541,000	1,554,502,000	1,480,251,000	1,392,130,000
Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(644,751,000)	(588,045,000)	(534,237,000)	(554,566,000)
Other intangible assets
Intangible assets
Intangible assets and goodwill	9,202,000	7,656,000	6,939,000	7,532,000
Other intangible assets | Cost / gross value
Intangible assets
Intangible assets and goodwill	33,454,000	30,169,000	27,831,000	26,781,000
Other intangible assets | Cost / gross value | Internally generated
Intangible assets
Intangible assets and goodwill	2,103,000		2,103,000
Other intangible assets | Accumulated depreciation, amortization and impairment
Intangible assets
Intangible assets and goodwill	(24,252,000)	£ (22,513,000)	(20,892,000)	£ (19,249,000)
Other intangible assets | Accumulated depreciation, amortization and impairment | Internally generated
Intangible assets
Intangible assets and goodwill	£ (2,103,000)		£ (2,103,000)